Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the Company’s name change and consummation of business combination, disclosed in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Barkbox Inc [Member]
Subsequent Events
15.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through June 7, 2021, which is the date the financial statements were available to be issued, for events requiring recording or disclosure in the consolidated financial statements for the years ended March 31, 2021 and 2020.
On April 23, 2021, the Company entered into a lease agreement for a new warehouse facility. The new lease commences on January 1, 2022 and includes escalating rent payments and an eighty-seven month term. Rent expense will be recorded on a straight-line basis over the lease term. Future minimum lease payments required under the operating lease are approximately $18.3 million.
On May 21, 2021, the Company granted to its employees equity awards to purchase an aggregate of 26,750 shares of common stock with an exercise price of $79.93, vesting over a four-year period.
As described in Note 1, the Company completed the merger with Northern Star, subsequently renamed the Original Bark Company, on June 1, 2021. In addition, the 2021 Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “ESPP”) became effective upon the Closing.
The 2021 Plan will provide for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or cash-based awards. Directors, officers and other employees of BARK and its subsidiaries, as well as others performing consulting or advisory services for BARK, will be eligible for grants under the 2021 Plan.
The purpose of the ESPP is to provide employees of the Company and its designated subsidiaries and affiliates (whether now existing or subsequently established) with the ability to acquire shares of BARK common stock at a discount to the market price and to pay for such purchases through payroll deductions or other approved contributions. BARK believes that the ESPP will be important in helping to attract and retain employees.